Intangible assets - Disclosure of reconciliation of changes in intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019		Jan. 31, 2018		Jan. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	£ 14,785	[1]	£ 3,470
Accumulated amortization	(829)		(106)	[1]	£ (10)
Intangible assets, ending balance	10,604		14,785	[1]	3,470
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	14,924		4,905
Acquisition of subsidiary			11,338
Additions	6		119
Disposals	(49)		(1,438)
Intangible assets, ending balance	14,881		14,924		4,905
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(139)		(1,435)
Accumulated amortization	(829)		(106)
Impairment	(3,321)
Disposals	12		1,402
Intangible assets, ending balance	(4,277)		(139)		(1,435)
Option over non-financial assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	664		0
Intangible assets, ending balance	619		664		0
Option over non-financial assets | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	668		0
Acquisition of subsidiary			668
Additions	0		0
Disposals	0		0
Intangible assets, ending balance	668		668		0
Option over non-financial assets | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(4)		0
Accumulated amortization	(45)		(4)
Impairment	0
Disposals	0		0
Intangible assets, ending balance	(49)		(4)		0
Other patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	209		149
Intangible assets, ending balance	133		209		149
Other patents and licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	265		204
Acquisition of subsidiary			0
Additions	6		119
Disposals	(49)		(58)
Intangible assets, ending balance	222		265		204
Other patents and licenses | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(56)		(55)
Accumulated amortization	(45)		(23)
Impairment	0
Disposals	12		22
Intangible assets, ending balance	(89)		(56)		(55)
Iminosugar
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0		0
Intangible assets, ending balance			0		0
Iminosugar | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0		1,380
Acquisition of subsidiary			0
Additions			0
Disposals			(1,380)
Intangible assets, ending balance			0		1,380
Iminosugar | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0		(1,380)
Accumulated amortization			0
Disposals			1,380
Intangible assets, ending balance			0		(1,380)
Utrophin
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,321		3,321
Intangible assets, ending balance	0		3,321		3,321
Utrophin | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,321		3,321
Acquisition of subsidiary			0
Additions	0		0
Disposals	0		0
Intangible assets, ending balance	3,321		3,321		3,321
Utrophin | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0		0
Accumulated amortization	0		0
Impairment	(3,321)
Disposals	0		0
Intangible assets, ending balance	(3,321)		0		0
Discuva Limited
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	10,591		0
Intangible assets, ending balance	9,852		10,591		0
Discuva Limited | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	10,670		0
Acquisition of subsidiary			10,670
Additions	0		0
Disposals	0		0
Intangible assets, ending balance	10,670		10,670		0
Discuva Limited | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(79)		0
Accumulated amortization	(739)		(79)
Impairment	0
Disposals	0		0
Intangible assets, ending balance	£ (818)		£ (79)		£ 0

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’